Towd Point Mortgage Trust 2021-1 ABS-15G

Exhibit 99.4 - Schedule 3

Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
3829526715	2	1			2	[2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	73.08	73.08	43.71
7657228881	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	11.82
8126793183	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	89.88	89.88	52.571
8601659952	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Purchase	Owner Occ	96.88	96.88	36.52
2763968190	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial GFE Missing				Purchase	Owner Occ	97	97	39.28
9316046839	3	3	[3] Final Application Missing [3] Missing Title Evidence		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.73	72.73
9118496023	3	3	[3] Credit Report Missing [3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	98.31	98.31	20.81
1865012294	3	3	[3] Missing Initial Application		2	[2] State - Missing KY Fair Housing Law Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	46.93
1755209987	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	101.42	101.42	49.82
9187493891	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Missing MA Borrower's Interest Worksheet [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing	MA Borrower's Interest worksheet missing from file. Required for all MA Refinance of principal residence within 60 months of consummation of existing loan.		A violation may be used as a defense to foreclosure, as with many other issues. Before a borrower can allege a violation, the lender can require that the borrower give the lender notice and give the lender the option to resolve any issue. If this is done, and the borrower refuses the lender’s offer to make the situation right, the borrower cannot recover costs and atty’s fees. The burden of proof as far as complying with the Borrowers' Interest standard is on the lender, but it appears there is minimal risk in a missing worksheet.	Cashout Refi	Owner Occ	99.27	99.27
5433450034	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	45.94
6529199277	3	3	[3] Appraisal Missing	2	[2] Initial GFE Missing
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
										Cashout Refi	Owner Occ
1186000252	2	1			2	[2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] Initial TIL Missing				Purchase	Owner Occ	97.69	97.69	36.3
2827558964	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85
6085458818	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Initial Tax Authorization Notice				Purchase	Owner Occ	96.26	96.26
1005982584	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	85	85
1953372718	2	1	2	[2] State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Childhood Lead Poisoning Prevention
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
[2]   State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
										Cashout Refi	Owner Occ	90	90	33.53
3237551169	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.83	68.83	49.74
6099349041	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $61.86 which exceeds the $35.00 tolerance for refinance transactions. The TIL Itemization did not disclose a recording service fee of $75 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	64.91	64.91	36.933
6967065648	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	24.07
1954577003	3	3	[3] Final Application Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information and borrowers signatures.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	89.99	45.3
2658034307	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.35	62.35	37.6
6722999397	3	3	[3] Assets Not Properly Verified [3] Other Guideline Issue [2] Comps Are Not MLS Derived [2] Comps Not w/in 6 Months [2] Comps Not w/in 1 Mile (Suburban)	Missing loan approval. Per tape loan is full doc, missing assets verification.	2	[2] Credit Score Disclosure Not Present [2] Initial TIL Incomplete [2] GFE Incomplete [2] Missing Commitment Letter [2] Missing Disclosure of Terms of Mortgage Application [2] Missing Lock In Disclosure [2] Missing Virginia Insurance Disclosure [2] Missing Dual Capacity Disclosure [2] Missing signed Notice of Mortgage Broker Fee [2] Missing Choice of Settlement Agent Disclosure [2] Missing Appraisal Notice				Cashout Refi	Owner Occ	86.64	86.64	51.76
5281789998	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	84.21	84.21	52.96